Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 5 – Property and Equipment

Property and equipment at June 30, 2022 and December 31, 2021 consisted of the following:

	June 30,	December 31,
	2022	2021

Software	$1,435,875	$1,435,875
Furniture	8,227	8,227
Office equipment	30,931	30,931
Computer equipment	324,131	324,131
	1,799,164	1,799,164
Less accumulated depreciation	(1,799,164)	(1,799,164)
Property and equipment, net	$—	$—

Depreciation expense on property and equipment was $0 and $237 for the three months ended June 30, 2022 and 2021, respectively, and $0 and $711 for the six months ended June 30, 2022 and 2021, respectively. Management periodically reviews the valuation of long-lived assets, including property and equipment, for potential impairment.

Note 5 – Property and Equipment

Property and equipment at December 31, 2021 and 2020 consisted of the following:

	December 31,	December 31,
	2021	2020

Software	$1,435,875	$1,435,875
Furniture	8,227	8,227
Office equipment	30,931	24,883
Computer equipment	324,131	330,179
	1,799,164	1,799,164
Less accumulated depreciation	(1,799,164)	(1,798,479)
Property and equipment, net	$—	$685

Depreciation expense on property and equipment was $1,185 and $2,168 for the years ended December 30, 2021 and 2020, respectively. Management periodically reviews the valuation of long-lived assets, including property and equipment, for potential impairment.